Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting

The following table represents the Company’s sole segment’s operating results for the three months ended March 31, 2025 and 2024, respectively.

	Three Months Ended March 31
	2025	2024

Net Revenue	$293	$—
Cost of goods sold	—	—
Gross profit	$293	$—
Operating expenses
Research and development	2,431	1,697
General and administrative	1,684	2,253
Total operating expenses	$4,115	$3,950
Loss from operations	$(3,822)	$(3,950)

(*)	- Non-operating expenses consist of interest expense, interest income, and gains and losses from changes in the fair value of liability classified financial instruments such as warrants and convertible debt.

The following table represents the Company’s sole segment’s operating results for the years ended December 31, 2024 and 2023, respectively.

	Year Ended December 31,
	2024	2023

Net Revenue	$135	$—
Cost of goods sold	—	—
Gross profit	$135	$—
Operating expenses
Research and development	9,105	5,973
General and administrative	8,872	8,237
Total operating expenses	$17,977	$14,210
Loss from operations	$(17,842)	$(14,210)
Non-operating expenses (*)	(6,985)	(12,022)
Net loss before taxes	$(24,827)	$(26,232)

(*)	- Non-operating expenses consist of interest expense, interest income, and gains and losses from changes in the fair value of liability classified financial instruments such as warrants and convertible debt.